Intangible Assets (FY) (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 01, 2019	Nov. 01, 2009	Jun. 30, 2018
Amortization period			10 years
Amortization expenses			$ 0
GTI License Agreement [Member]
Percentage of coal content in biomass mixture	60.00%	60.00%
Percentage of Biomass	100.00%	100.00%
Percentage of coal biomass blends	40.00%	40.00%
Number of business days to provide approval or nonapproval notice regarding sublicense	10 days	10 days
Period of updates on any potential subsidiaries	90 days	90 days